Income taxes - Movement in significant components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 11,788	$ 7,706
Deferred tax liabilities	19,542	14,250
Deferred tax liability (asset)	(7,754)	(6,544)
Recognized in income	2,417	3,805
Recognized in income	4,388	4,807
Recognized in income	(1,971)	(1,002)
Exchange rate differences	(1,032)	277
Exchange rate differences	(1,738)	485
Exchange rate differences	706	(208)
Deferred tax assets	13,173	11,788
Deferred tax liabilities	22,192	19,542
Deferred tax liability (asset)	(9,019)	(7,754)
Deferred tax assets net by legal jurisdiction	2,895	3,053
Deferred tax liabilities net by legal jurisdiction	11,914	10,807
Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	7,018	5,768
Recognized in income	691	1,090
Exchange rate differences	(597)	160
Deferred tax assets	7,112	7,018
Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,179	1,324
Recognized in income	(517)	2,742
Exchange rate differences	(311)	113
Deferred tax assets	3,351	4,179
Lease liabilities and other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	591	614
Recognized in income	2,243	(27)
Exchange rate differences	(124)	4
Deferred tax assets	2,710	591
Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	16,839	14,796
Recognized in income	1,597	1,445
Exchange rate differences	(1,427)	598
Deferred tax liabilities	17,009	16,839
Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	958	(2,249)
Recognized in income	(504)	3,197
Exchange rate differences	(54)	10
Deferred tax liabilities	400	958
Advance on unrealized carried interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	1,196	1,180
Recognized in income	1,001	(12)
Exchange rate differences	(143)	28
Deferred tax liabilities	2,054	1,196
Fixed assets and other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	549	523
Recognized in income	2,294	177
Exchange rate differences	(114)	(151)
Deferred tax liabilities	$ 2,729	$ 549